UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765
______________________________________________

Managed High Yield Plus Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — 128.16%

Aerospace/defense — 2.11%
DAE Aviation Holdings, Inc.
11.250%, due 08/01/15[1,2]	400,000	403,000

Global Aviation Holdings Ltd.
14.000%, due 08/15/13[1,2]	1,775,000	1,881,500

Spirit Aerosystems, Inc.
7.500%, due 10/01/17[1]	200,000	205,500

Triumph Group, Inc.
8.000%, due 11/15/17[1]	250,000	251,875

		2,741,875

Airlines — 1.19%
Delta Air Lines, Inc.
12.250%, due 03/15/15[1,2,3]	925,000	1,016,344

United Air Lines, Inc.
9.875%, due 08/01/13[1,2]	500,000	531,250

		1,547,594

Apparel/textiles — 0.25%
Levi Strauss & Co.
7.625%, due 05/15/20[1]	325,000	330,688

Auto loans — 1.15%
Ford Motor Credit Co. LLC
8.700%, due 10/01/14[1]	500,000	545,937

12.000%, due 05/15/15[1]	800,000	945,456

		1,491,393

Auto parts & equipment — 3.93%
Allison Transmission, Inc.
11.000%, due 11/01/15[1,2]	500,000	537,500

American Axle & Manufacturing Holdings, Inc.
9.250%, due 01/15/17[1,2]	250,000	265,625

ArvinMeritor, Inc.
10.625%, due 03/15/18[1]	275,000	298,375

Goodyear Tire & Rubber
9.000%, due 07/01/15[1]	1,300,000	1,361,750

10.500%, due 05/15/16[1]	1,285,000	1,426,350

Stanadyne Corp.
10.000%, due 08/15/14[1]	1,000,000	945,000

Tenneco, Inc.
7.750%, due 08/15/18[1,2]	85,000	86,700

Series B
10.250%, due 07/15/13[1]	188,000	191,055

		5,112,355

Automakers — 0.67%
Ford Motor Co.
6.625%, due 10/01/28[1]	225,000	202,500

7.450%, due 07/16/31[1]	450,000	438,750

Navistar International Corp.
8.250%, due 11/01/21[1]	225,000	235,688

		876,938

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Banking — 4.15%
Ally Financial, Inc.
8.000%, due 11/01/31[1]	2,400,000	2,364,000

8.300%, due 02/12/15[1,2]	325,000	338,000

Bank of America Corp.
8.000%, due 01/30/18[1,4,5]	475,000	484,548

BankAmerica Capital II
8.000%, due 12/15/26[1]	550,000	560,312

Citigroup Capital XXI
8.300%, due 12/21/57[1,4]	1,250,000	1,296,875

HBOS Capital Funding LP
6.071%, due 06/30/14[1,2,4,5]	450,000	351,000

		5,394,735

Brokerage — 0.43%
E*Trade Financial Corp.
12.500%, due 11/30/17[1,6]	500,000	557,500

Building & construction — 0.34%
Ryland Group, Inc.
6.625%, due 05/01/20[1]	475,000	445,313

Building materials — 5.17%
Cemex Finance LLC
9.500%, due 12/14/16[1,2]	700,000	672,000

Cemex SA Espana
9.250%, due 05/12/20[1,2]	525,000	479,719

CPG International, Inc.
10.500%, due 07/01/13[1]	2,000,000	1,997,500

Interface, Inc., Series B
11.375%, due 11/01/13[1]	1,500,000	1,695,000

Ply Gem Industries
11.750%, due 06/15/13[1]	1,600,000	1,648,000

USG Corp.
9.750%, due 08/01/14[1,2]	225,000	233,156

		6,725,375

Chemicals — 2.21%
Georgia Gulf Corp.
9.000%, due 01/15/17[1,2]	50,000	51,813

Hexion US Finance Corp./Nova Scotia
9.750%, due 11/15/14[1]	525,000	515,812

Invista
9.250%, due 05/01/12[1,2]	323,000	326,634

Lyondell Chemical Co.
8.000%, due 11/01/17[1,2]	500,000	536,875

11.000%, due 05/01/18[1]	900,000	977,625

Momentive Performance Materials, Inc.
11.500%, due 12/01/16[1,3]	500,000	465,000

		2,873,759

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Computer hardware — 0.24%
Seagate HDD
6.875%, due 05/01/20[1,2]	325,000	318,500

Consumer products — 0.18%
Libbey Glass, Inc.
10.000%, due 02/15/15[1,2]	225,000	239,063

Consumer/commercial/lease financing — 2.33%
AGFC Capital Trust I
6.000%, due 01/15/67[1,2,4]	175,000	78,750

CIT Group, Inc.
7.000%, due 05/01/17[1]	1,625,000	1,528,007

ILFC E-Capital Trust I
5.900%, due 12/21/65[1,2,4]	425,000	266,687

International Lease Finance Corp.
7.125%, due 09/01/18[1,2]	500,000	511,250

8.625%, due 09/15/15[1,2]	410,000	412,562

8.750%, due 03/15/17[1,2]	230,000	232,013

		3,029,269

Diversified capital goods — 1.24%
Amsted Industries, Inc.
8.125%, due 03/15/18[1,2]	200,000	206,250

Belden, Inc.
9.250%, due 06/15/19[1,2]	1,000,000	1,078,750

RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18[1]	265,000	266,988

Trimas Corp.
9.750%, due 12/15/17[1,2]	60,000	61,950

		1,613,938

Electric-generation — 3.59%
AES Corp.
8.000%, due 06/01/20[1]	950,000	997,500

Dynegy Holdings, Inc.
7.750%, due 06/01/19[1]	185,000	119,325

8.375%, due 05/01/16[1]	350,000	261,625

Energy Future Holdings Corp.
10.875%, due 11/01/17[1,3]	74,000	44,030

Energy Future Holding Co., LLC/EFIH Finance, Inc.
10.000%, due 12/01/20[1]	192,000	184,509

Mirant Americas Generation LLC
9.125%, due 05/01/31[1]	700,000	627,375

NRG Energy, Inc.
8.500%, due 06/15/19[1]	2,000,000	2,055,000

Texas Competitive Electric Holdings Co. LLC,
Series A
10.250%, due 11/01/15[1,3]	600,000	382,500

		4,671,864

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Electric-integrated — 0.27%
North American Energy
10.875%, due 06/01/16[1,2]	325,000	351,000

Electronics — 3.11%
Advanced Micro Devices, Inc.
8.125%, due 12/15/17[1]	220,000	224,950

Freescale Semiconductor, Inc.
9.125%, due 12/15/14[1,6]	425,000	394,187

9.250%, due 04/15/18[1,2]	200,000	200,500

10.125%, due 12/15/16[1]	225,000	184,500

Kemet Corp.
10.500%, due 05/01/18[1,2]	175,000	182,000

NXP BV/NXP Funding LLC
9.500%, due 10/15/15[1]	550,000	534,875

9.750%, due 08/01/18[1,2]	300,000	309,000

Sanmina-SCI Corp.
8.125%, due 03/01/16[1]	2,000,000	2,015,000

		4,045,012

Energy-exploration & production — 5.30%
ATP Oil & Gas Corp.
11.875%, due 05/01/15[1,2]	250,000	201,875

Chesapeake Energy Corp.
9.500%, due 02/15/15[1]	1,650,000	1,856,250

Comstock Resources, Inc.
8.375%, due 10/15/17[1]	170,000	173,825

Denbury Resources, Inc.
8.250%, due 02/15/20[1]	224,000	239,120

9.750%, due 03/01/16[1]	500,000	551,250

Encore Acquisition Co.
9.500%, due 05/01/16[1]	500,000	545,000

Hilcorp Energy I
8.000%, due 02/15/20[1,2]	300,000	306,000

Linn Energy LLC/Linn Energy Finance Corp.
11.750%, due 05/15/17[1]	275,000	313,500

OPTI Canada, Inc.
8.250%, due 12/15/14[1]	500,000	390,000

PetroHawk Energy Corp.
7.875%, due 06/01/15[1]	230,000	238,625

10.500%, due 08/01/14[1]	600,000	670,500

Quicksilver Resources, Inc.
11.750%, due 01/01/16[1]	750,000	862,500

SandRidge Energy, Inc.
8.750%, due 01/15/20[1,2]	300,000	285,000

Swift Energy Co.
8.875%, due 01/15/20[1]	250,000	256,250

		6,889,695

Environmental — 0.19%
Casella Waste Systems, Inc.
11.000%, due 07/15/14[1]	225,000	245,813

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Food & drug retailers — 1.35%
Ingles Markets, Inc.
8.875%, due 05/15/17[1]	600,000	627,750

Rite Aid Corp.
9.500%, due 06/15/17[1]	265,000	210,013

10.375%, due 07/15/16[1]	450,000	465,187

SUPERVALU, Inc.
8.000%, due 05/01/16[1]	450,000	451,125

		1,754,075

Food-wholesale — 2.68%
Bumble Bee Foods LLC
7.750%, due 12/15/15[1,2]	200,000	211,500

Land O’Lakes Capital Trust I
7.450%, due 03/15/28[1,2]	650,000	562,250

Michael Foods, Inc.
9.750%, due 07/15/18[1,2]	425,000	446,250

Pinnacle Foods Finance LLC
10.625%, due 04/01/17[1]	500,000	521,875

Smithfield Foods, Inc.
10.000%, due 07/15/14[1,2]	300,000	334,875

Tyson Foods, Inc.
10.500%, due 03/01/14[1]	500,000	603,125

Viskase Cos., Inc.
9.875%, due 01/15/18[1,2]	800,000	810,000

		3,489,875

Forestry/paper — 4.19%
Boise Paper Holdings LLC
9.000%, due 11/01/17[1]	95,000	99,988

Cellu Tissue Holdings, Inc.
11.500%, due 06/01/14[1]	1,500,000	1,625,625

Domtar Corp.
7.875%, due 10/15/11[1]	49,000	51,695

Georgia-Pacific LLC
8.875%, due 05/15/31[1]	825,000	915,750

Graphic Packaging International, Inc.
9.500%, due 08/15/13[1]	415,000	422,262

9.500%, due 06/15/17[1]	305,000	324,825

NewPage Corp.
11.375%, due 12/31/14[1]	300,000	243,750

PE Paper Escrow GmbH
12.000%, due 08/01/14[1,2]	400,000	451,500

Verso Paper Holdings LLC
11.500%, due 07/01/14[1]	500,000	527,500

Series B
11.375%, due 08/01/16[1]	575,000	460,000

Weyerhaeuser Co.
7.375%, due 03/15/32[1]	325,000	329,901

		5,452,796

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — 12.75%
FireKeepers Development Authority
13.875%, due 05/01/15[1,2]	1,925,000	2,233,000

Harrah’s Operating Co., Inc.
10.000%, due 12/15/18[1]	1,000,000	780,000

11.250%, due 06/01/17[1]	1,100,000	1,177,000

Jacobs Entertainment, Inc.
9.750%, due 06/15/14[1]	3,950,000	3,624,125

Little Traverse Bay Bands of Odawa Indians
10.250%, due 02/15/142,7,*	3,000,000	1,012,500

Marina District Finance Co., Inc.
9.875%, due 08/15/18[1,2]	35,000	34,913

MGM Resorts International
9.000%, due 03/15/20[1,2]	300,000	311,250

11.125%, due 11/15/17[1]	650,000	726,375

13.000%, due 11/15/13[1]	1,075,000	1,241,625

Midwest Gaming Borrower LLC/Midwest Finance Corp.
11.625%, due 04/15/16[1,2]	300,000	301,500

Peninsula Gaming LLC
8.375%, due 08/15/15[1]	125,000	129,688

Pokagon Gaming Authority
10.375%, due 06/15/14[1,2]	2,983,000	3,094,862

Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[1,2]	985,000	751,062

Yonkers Racing Corp.
11.375%, due 07/15/16[1,2]	1,080,000	1,161,000

		16,578,900

Gas distribution — 2.09%
Atlas Pipeline Partners LP
8.125%, due 12/15/15[1]	450,000	443,250

8.750%, due 06/15/18[1]	275,000	271,562

Crosstex Energy LP
8.875%, due 02/15/18[1]	450,000	464,625

El Paso Corp.
MTN
8.250%, due 02/15/16[1]	700,000	763,000

12.000%, due 12/12/13[1]	400,000	482,000

Inergy LP/Inergy Finance
8.750%, due 03/01/15[1]	275,000	292,875

		2,717,312

Health facilities — 5.48%
Accellent, Inc.
8.375%, due 02/01/17[1]	400,000	398,000

Apria Healthcare Group I
11.250%, due 11/01/14[1,2]	1,560,000	1,686,750

12.375%, due 11/01/14[1,2]	500,000	545,000

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Health facilities — (concluded)
Biomet, Inc.
10.000%, due 10/15/17[1]	1,250,000	1,356,250

Capella Healthcare, Inc.
9.250%, due 07/01/17[1,2]	90,000	93,150

Community Health Systems
8.875%, due 07/15/15[1]	325,000	337,187

HCA, Inc.
9.125%, due 11/15/14[1]	1,805,000	1,895,250

Radiation Therapy Services, Inc.
9.875%, due 04/15/17[1,2]	200,000	195,500

Tenet Healthcare Corp.
8.000%, due 08/01/20[1,2]	100,000	97,000

US Oncology, Inc.
9.125%, due 08/15/17[1]	500,000	517,500

		7,121,587

Health services — 0.65%
Gentiva Health Services, Inc.
11.500%, due 09/01/18[1,2]	100,000	103,500

Prospect Medical Holdings, Inc.
12.750%, due 07/15/14[1]	700,000	742,875

		846,375

Hotels — 0.38%
Diamond Resorts Corp.
12.000%, due 08/15/18[1,2]	255,000	240,975

Host Hotels & Resorts LP
9.000%, due 05/15/17[1]	235,000	258,500

		499,475

Household & leisure products — 0.47%
ACCO Brands Corp.
10.625%, due 03/15/15[1]	100,000	110,000

Sealy Mattress Co.
10.875%, due 04/15/16[1,2]	450,000	501,750

		611,750

Investments & miscellaneous financial services — 1.93%
Icahn Enterprises LP
8.000%, due 01/15/18[1]	200,000	199,000

SquareTwo Financial Corp.
11.625%, due 04/01/17[1,2]	2,625,000	2,316,562

		2,515,562

Leisure — 0.64%
Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27[1]	950,000	836,000

Life insurance — 1.13%
American General Institutional Capital A
7.570%, due 12/01/45[1,2]	625,000	562,500

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Life insurance — (concluded)
Lincoln National Corp.
7.000%, due 05/17/66[1,4]	1,000,000	910,000

		1,472,500

Life/health insurance — 0.14%
Glen Meadow Pass Through Trust
6.505%, due 02/12/67[1,2,4]	250,000	186,250

Machinery — 0.53%
Case New Holland, Inc.
7.875%, due 12/01/17[1,2]	400,000	421,000

CPM Holdings, Inc.
10.625%, due 09/01/14[1,2]	250,000	270,000

		691,000

Managed care — 0.17%
Multiplan, Inc.
9.875%, due 09/01/18[1,2]	225,000	226,125

Media-broadcast — 2.55%
Clear Channel Communications, Inc.
5.500%, due 09/15/14[1]	300,000	185,250

7.250%, due 10/15/27[1]	195,000	91,650

10.750%, due 08/01/16[1]	300,000	221,250

Clear Channel Worldwide Holdings, Inc.
9.250%, due 12/15/17[1]	195,000	204,056

Nexstar Broadcasting, Inc.
8.875%, due 04/15/17[1,2]	250,000	254,063

Salem Communications Corp.
9.625%, due 12/15/16[1]	212,000	220,745

Sinclair Television Group
8.000%, due 03/15/12[1]	750,000	750,000

9.250%, due 11/01/17[1,2]	100,000	103,000

Univision Communications, Inc.
12.000%, due 07/01/14[1,2]	900,000	975,375

XM Satellite Radio, Inc.
13.000%, due 08/01/13[1,2]	275,000	311,437

		3,316,826

Media-cable — 1.08%
CSC Holdings LLC
8.625%, due 02/15/19[1]	200,000	223,000

Insight Communications Co., Inc.
9.375%, due 07/15/18[1,2]	85,000	89,250

Virgin Media Finance PLC
9.125%, due 08/15/16[1]	500,000	534,375

9.500%, due 08/15/16[1]	500,000	560,000

		1,406,625

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Media-diversified — 0.61%
Entravision Communications Corp.
8.750%, due 08/01/17[1,2]	500,000	500,000

Media General, Inc.
11.750%, due 02/15/17[1]	275,000	292,531

		792,531

Media-services — 1.18%
Affinion Group, Inc.
10.125%, due 10/15/13[1]	750,000	768,750

Nielsen Finance LLC
11.625%, due 02/01/14[1]	125,000	140,156

WMG Acquisition Corp.
9.500%, due 06/15/16[1]	600,000	627,000

		1,535,906

Metals/mining excluding steel — 3.36%
Consol Energy, Inc.
8.000%, due 04/01/17[1,2]	375,000	395,625

FMG Finance Pty Ltd.
10.625%, due 09/01/16[1,2]	500,000	579,375

Murray Energy Corp.
10.250%, due 10/15/15[1,2]	225,000	230,062

Novelis, Inc.
7.250%, due 02/15/15[1,3]	550,000	551,375

Patriot Coal Corp.
8.250%, due 04/30/18[1]	200,000	198,500

Teck Resources Ltd.
10.250%, due 05/15/16	1,020,000	1,232,925

10.750%, due 05/15/19[1]	950,000	1,180,375

		4,368,237

Mono-line insurance — 0.44%
ING Capital Funding Trust III
8.439%, due 12/31/10[1,4,5]	600,000	570,000

Multi-line insurance — 1.64%
American International Group, Inc.
6.250%, due 03/15/37[1]	275,000	199,375

8.175%, due 05/15/58[1,4]	345,000	295,838

Genworth Financial, Inc.
6.150%, due 11/15/66[1,4]	1,150,000	805,000

Hartford Financial Services Group
8.125%, due 06/15/38[1,4]	850,000	824,500

		2,124,713

Non-food & drug retailers — 3.23%
Bon-Ton Department Stores, Inc.
10.250%, due 03/15/14[1]	150,000	139,500

Dollar General Corp.
10.625%, due 07/15/15[1]	417,000	457,657

Freedom Group, Inc.
10.250%, due 08/01/15[1,2]	790,000	823,575

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Non-food & drug retailers — (concluded)
Limited Brands, Inc.
7.600%, due 07/15/37[1]	450,000	428,625

Macy’s Retail Holdings, Inc.
7.450%, due 07/15/17[1]	350,000	385,875

Susser Holdings & Finance LLC
8.500%, due 05/15/16[1,2]	100,000	102,500

Toys R Us Property Co. LLC
8.500%, due 12/01/17[1,2]	1,285,000	1,336,400

Yankee Acquisition Corp., Series B
8.500%, due 02/15/15[1]	185,000	187,313

9.750%, due 02/15/17[1]	330,000	336,600

		4,198,045

Oil field equipment & services — 3.06%
Aquilex Holding/Aquilex Finance Corp.
11.125%, due 12/15/16[1,2]	100,000	98,875

Edgen Murray Corp.
12.250%, due 01/15/15[1,2]	450,000	371,250

Expro Finance Luxembourg
8.500%, due 12/15/16[1,2]	965,000	902,275

Geokinetics Holdings, Inc.
9.750%, due 12/15/14[1,2]	450,000	375,750

Key Energy Services, Inc.
8.375%, due 12/01/14[1]	1,000,000	1,032,500

McJunkin Red Man Corp.
9.500%, due 12/15/16[1,2]	1,360,000	1,200,200

		3,980,850

Oil refining & marketing — 0.41%
Tesoro Corp.
9.750%, due 06/01/19[1]	500,000	538,750

Packaging — 4.11%
Berry Plastics Corp.
8.250%, due 11/15/15	225,000	225,563

9.500%, due 05/15/18[2]	250,000	230,000

Exopack Holding Corp.
11.250%, due 02/01/14[1]	2,425,000	2,437,125

Graham Packaging Co. LP
9.875%, due 10/15/14[1]	1,000,000	1,017,500

Reynolds Group Issuer, Inc.
8.500%, due 05/15/18[1,2]	700,000	672,000

Solo Cup/Solo Cup Operating Corp.
10.500%, due 11/01/13[1]	750,000	758,437

		5,340,625

Personal & casualty — 0.90%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[1,2,4]	520,000	578,500

XL Group PLC
6.500%, due 04/15/17[1,4,5]	780,000	587,964

		1,166,464

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Printing & publishing — 2.81%
Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[1,2,3]	450,000	429,750

Cenveo Corp.
8.875%, due 02/01/18[1]	1,250,000	1,190,625

Harland Clarke Holdings
9.500%, due 05/15/15[1]	1,750,000	1,666,875

Hollinger, Inc.
12.875%, due 03/01/117,8,9,10,*	975,000	0

McClatchy Co.
11.500%, due 02/15/17	350,000	361,375

		3,648,625

Real estate development & management — 0.50%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17[1]	250,000	283,750

Realogy Corp.
10.500%, due 04/15/14[1]	450,000	366,750

		650,500

Real estate investment trusts — 1.32%
Developers Diversified Realty Corp.
9.625%, due 03/15/16[1]	600,000	662,657

DuPont Fabros Technology LP
8.500%, due 12/15/17[1]	1,000,000	1,057,500

		1,720,157

Restaurants — 0.32%
Landry’s Restaurants, Inc.
11.625%, due 12/01/15[1]	400,000	415,000

Software/services — 3.38%
Aspect Software, Inc.
10.625%, due 05/15/17[1,2]	110,000	112,887

First Data Corp.
9.875%, due 09/24/15[1]	325,000	243,750

GXS Worldwide, Inc.
9.750%, due 06/15/15[1,2]	325,000	312,000

Sungard Data Systems, Inc.
10.250%, due 08/15/15[1]	1,700,000	1,785,000

Terremark Worldwide, Inc.
12.000%, due 06/15/17[1]	1,000,000	1,130,000

Unisys Corp.
12.750%, due 10/15/14[1,2]	700,000	815,500

		4,399,137

Steel producers/products — 2.19%
Evraz Group SA
9.500%, due 04/24/18[1,2]	425,000	473,344

Ryerson, Inc.
12.000%, due 11/01/15[1,3]	2,000,000	2,057,500

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Steel producers/products — (concluded)
Severstal Columbus LLC
10.250%, due 02/15/18[1,2]	300,000	312,375

		2,843,219

Support-services — 9.22%
Aramark Corp.
8.500%, due 02/01/15[1]	1,100,000	1,134,375

DynCorp International, Inc.
10.375%, due 07/01/17[1,2]	70,000	69,650

Hertz Corp.
10.500%, due 01/01/16[1]	2,000,000	2,130,000

Interactive Data Corp.
10.250%, due 08/01/18[1,2]	45,000	46,575

Iron Mountain, Inc.
8.375%, due 08/15/21[1]	525,000	557,812

Mobile Services/Storage Group
9.750%, due 08/01/14[1]	3,000,000	3,108,750

Reliance Intermediate Holdings LP
9.500%, due 12/15/19[1,2]	700,000	728,000

Sitel LLC/Sitel Finance Corp.
11.500%, due 04/01/18[1,2]	300,000	225,000

Sunstate Equipment Co.
10.500%, due 04/01/13[1,2]	3,500,000	3,158,750

United Rentals North America, Inc.
10.875%, due 06/15/16[1]	225,000	249,750

West Corp.
11.000%, due 10/15/16[1]	550,000	577,500

		11,986,162

Telecom-integrated/services — 7.03%
Frontier Communications Corp.
7.875%, due 04/15/15[1]	350,000	369,250

8.250%, due 04/15/17[1]	120,000	126,900

8.500%, due 04/15/20[1]	120,000	127,350

9.000%, due 08/15/31[1]	3,420,000	3,479,850

Global Crossing UK Finance PLC
10.750%, due 12/15/14[1]	500,000	512,500

Intelsat Luxembourg Ltd.
11.250%, due 02/04/17[1,3]	500,000	517,500

Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16[1]	1,425,000	1,533,656

Level 3 Financing, Inc.
9.250%, due 11/01/14[1]	225,000	198,281

10.000%, due 02/01/18[1]	150,000	129,375

PAETEC Holding Corp.
8.875%, due 06/30/17[1]	325,000	336,375

Qwest Communications International, Inc.
7.125%, due 04/01/18[1,2]	25,000	26,000

Series B
7.500%, due 02/15/14[1]	600,000	611,250

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Telecom-integrated/services — (concluded)
Windstream Corp.
8.125%, due 09/01/18[1,2]	500,000	508,750

8.625%, due 08/01/16[1]	650,000	671,125

		9,148,162

Telecom-wireless — 4.55%
Clearwire Communications LLC/Finance
12.000%, due 12/01/15[1,2]	995,000	995,562

Cricket Communications, Inc.
9.375%, due 11/01/14[1]	400,000	405,000

10.000%, due 07/15/15[1]	205,000	214,738

Nextel Communications, Series D
7.375%, due 08/01/15[1]	1,750,000	1,732,500

Sprint Capital Corp.
8.750%, due 03/15/32[1]	955,000	920,381

Wind Acquisition Finance SA
11.750%, due 07/15/17[1,2]	1,500,000	1,650,000

		5,918,181

Telecommunications equipment — 0.38%
Equinix, Inc.
8.125%, due 03/01/18[1]	475,000	496,375

Theaters & entertainment — 0.07%
Regal Entertainment Group
9.125%, due 08/15/18[1]	85,000	87,125

Transportation excluding air/rail — 1.19%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, due 03/15/18[1]	250,000	261,250

Marquette Transportation Co./Finance
10.875%, due 01/15/17[1,2]	500,000	506,250

Navios Maritime Holdings, Inc./Finance
8.875%, due 11/01/17[1,2]	415,000	430,563

Ship Finance International Ltd.
8.500%, due 12/15/13[1]	350,000	349,125

		1,547,188

Total corporate bonds (cost — $161,114,223)		166,700,664

	Number of
	shares

Common stocks* — 0.03%

Investments & miscellaneous financial services — 0.00%
NCI Holdings, Inc.[8,10]	5,456	0

Media-cable — 0.01%
Knology, Inc.[1]	693	8,129

XO Holdings, Inc.[1]	1,052	631

		8,760

Managed High Yield Plus Fund Inc.
Schedule of investments — August 31, 2010 (unaudited)

	Number of
Security description	shares/Units	Value ($)

Common stocks* — (concluded)

Oil refining & marketing — 0.00%
Orion Refining Corp.[8,10]	1,253	0

Printing & publishing — 0.00%
American Media, Inc.[8,10]	43,038	0

Vertis Holdings, Inc.[8,10]	109,870	0

		0

Restaurants — 0.00%
American Restaurant Group, Inc.[8,10]	129	0

Buffets Restaurants Holdings, Inc.[8,10]	8,602	0

		0

Telecom-wireless — 0.02%
American Tower Corp., Class A1	636	29,803

Total common stocks (cost — $8,208,866)		38,563

Other equity security* — 0.00%

Media-cable — 0.00%
Adelphia Contingent Value Vehicle (cost — $0)[8,10,11]	2,000,000	0

	Number of
	Warrants

Warrants* — 0.00%

Restaurants — 0.00%
Buffets Restaurant Holdings, Inc., strike @ $22.71
expires 04/28/14 (cost — $0)[8,10]	3,800	0

	Face
	amount ($)

Repurchase agreement — 3.33%
Repurchase agreement dated 08/31/10 with State
Street Bank & Trust Co., 0.010% due 09/01/10,
collateralized by $4,053,049 US Treasury Notes,
2.125% to 3.125% due 05/31/15 to 04/30/17;
(value—$4,419,832); proceeds: $4,333,001
(cost — $4,333,000)	4,333,000	4,333,000

Total investments (cost — $173,656,089)[12] — 131.52%		171,072,227

Liabilities in excess of other assets — (31.52)%		(40,999,216)

Net assets — 100.00%		130,073,011

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $173,656,089; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$11,214,163
Gross unrealized depreciation	(13,798,025)

Net unrealized depreciation	$(2,583,862)

*	Non-income producing security.

1	Entire or partial amount pledged as collateral for bank loan.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 40.78% of net assets as of August 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Step bond that converts to the noted fixed rate at a designated future date.

4	Floating rate security. The interest rate shown is the current rate as of August 31, 2010.

5	Perpetual bond security. The maturity date reflects next call date.

6	Payment-in-kind security for which part of the income earned may be paid as additional principal.

7	Bond interest in default.

8	Illiquid securities representing 0.00% of net assets as of August 31, 2010.

9	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.00% of net assets as of August 31, 2010, is considered illiquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

10	Security is being fair valued by a valuation committee under the direction of the board of directors.

11	Represents contingent value vehicle ("CVV") obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants, and other parties.

12

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)[13]	Total ($)

Corporate bonds	—	166,700,664	0	166,700,664

Common stocks	38,563	—	0	38,563

Other equity security	—	—	0	0

Warrants	—	—	0	0

Repurchase agreement	—	4,333,000	—	4,333,000

Total	38,563	171,033,664	0	171,072,227

[13]	Securities categorized as Level 3 have values of $0.

At August 31, 2010 there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three months ended August 31, 2010:

	Corporate	Common	Other equity
	bond ($)	stocks ($)	security ($)	Warrants ($)	Total ($)

Beginning balance	0	0	0	0	0

Net purchases/(sales)	—	—	—	—	—

Accrued discounts/(premiums)	(2,098)	—	—	—	(2,098)

Total realized gain/(loss)	—	—	—	—	—

Net change in unrealized appreciation/depreciation	2,098	—	—	—	2,098

Net transfers in/(out) of Level 3	—	—	—	—	—

Ending balance	0	0	0	0	0

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at August 31, 2010 was $2,098.

MTN	Medium Term Note

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	89.5

Luxembourg	3.0

Canada	2.4

United Kingdom	2.0

Cayman Islands	0.5

Netherlands	0.5

Liberia	0.5

Australia	0.3

Spain	0.3

Austria	0.3

Marshall Islands	0.3

Jersey	0.2

Bermuda	0.2

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 29, 2010